Contract Assets, Current and Non-Current, Net and Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract Assets, Current and Non-Current, Net and Contract Liabilities [Abstract]
Contract liabilities	$ 201,471	$ 203,507	$ 214,626